Unaudited Quarterly Results (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Unaudited Quarterly Results [Abstract]
Net sales	$ 205,360	$ 196,057	$ 178,406	$ 172,994	$ 181,057	$ 195,845	$ 179,940	$ 200,708	$ 191,698	$ 173,437	$ 165,547	$ 174,862
Operating (loss) income	18,870	7,739	(7,375)	(4,424)	16,795	(42,646)	22,556	(5,652)	16,780	19,950	22,230	32,465	14,810	(8,947)	91,425
Net (loss) income attributable to Globe Specialty Metals, Inc.	$ 6,226	$ 1,561	$ 13,473	$ (6,852)	$ 9,744	$ (40,135)	$ 15,068	$ (5,705)	$ 8,820	$ 11,613	$ 13,444	$ 20,693	$ 21,703	$ (21,028)	$ 54,570
Basic earnings per common share (in dollars per share)	$ 0.08	$ 0.02	$ 0.18	$ (0.09)	$ 0.13	$ (0.53)	$ 0.20	$ (0.08)	$ 0.12	$ 0.15	$ 0.18	$ 0.28	$ 0.29	$ (0.28)	$ 0.73
Diluted earnings per common share (in dollars per share)	$ 0.08	$ 0.02	$ 0.18	$ (0.09)	$ 0.13	$ (0.53)	$ 0.20	$ (0.08)	$ 0.12	$ 0.15	$ 0.18	$ 0.27	$ 0.29	$ (0.28)	$ 0.71